Schedule of classification of financial instruments at fair value (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash equivalents		R$ 370,135	R$ 234,018
Financial investments		373,689	1,173,942
Suppliers _ factoring		22,733
At fair value [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and bank deposits		116,123	428,812
Cash equivalents		370,135	234,018
Financial investments		373,689	1,173,942
Trade receivables
Derivative assets		114,060	128,809
Deposits	[1]
Other credits and amounts
Loans and financing	[2]	162,568	346,030
Leases
Suppliers
Suppliers _ factoring
Derivatives liabilities			5,297
Other labilities
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade receivables		850,683	739,699
Deposits	[1]	1,373,109	1,390,890
Other credits and amounts		189,017	179,160
Loans and financing	[2]	11,737,462	9,630,936
Leases		10,762,984	7,584,192
Suppliers		1,898,970	1,645,194
Suppliers _ factoring		22,733
Derivatives liabilities
Other labilities		R$ 1,023,700	R$ 618,754

[1]	Excludes court deposits, as described in Note 12.
[2]	The amounts on December 31, 2021 and 2020, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.